Total
Capital Group Dividend Value ETF
Capital Group Dividend Value ETF
Investment objectives

The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees	Capital Group Dividend Value ETF Share Class USD ($)
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Capital Group Dividend Value ETF Share Class [1]
Management fees	0.33%
Other expenses	none
Total annual fund operating expenses	0.33%
[1]	The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
Capital Group Dividend Value ETF | Share Class | USD ($)	34	106	185	418

Expense Example No Redemption	1 year	3 years	5 years	10 years
Capital Group Dividend Value ETF | Share Class | USD ($)	34	106	185	418

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal investment strategies

Normally, the fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. In seeking to produce a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, a portfolio is divided into segments managed by individual managers. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
Investment results
Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.